Cover	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	KODIAK AI, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1592112
Entity Address, Address Line One	1049 Terra Bella Avenue
Entity Address, Address Line Two	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	209-8005
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853138
Amendment Flag	false
Entity Primary SIC Number	7373
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jordan Coleman
Entity Address, Address Line One	1049 Terra Bella Avenue
Entity Address, Address Line Two	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	209-8005